EQUITY (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Aug. 04, 2021	Aug. 27, 2021	Aug. 24, 2021	Aug. 23, 2021	Jul. 31, 2021	Jun. 28, 2021	Jul. 31, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized					1,000,000,000		1,000,000,000
Debt Conversion, Converted Instrument, Amount	$ 14,600	$ 9,000	$ 7,449	$ 10,100	$ 232,057
Debt Conversion, Converted Instrument, Shares Issued	3,743,590	3,743,590	2,979,564	3,740,741	22,187,901
F O M O Advisors L L C [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Unissued						50,000,000
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued					300,000		0
Preferred Class C [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued					1,000,000		0